CONSOLIDATED FINANCIAL STATEMENTS DETAILS (Details 2) RUB in Millions, $ in Millions	Dec. 31, 2015 USD ($)	Dec. 31, 2015 RUB	Dec. 31, 2014 RUB	Aug. 19, 2014 USD ($)	Aug. 19, 2014 RUB	Mar. 12, 2014 USD ($)	Mar. 12, 2014 RUB	Oct. 14, 2013 USD ($)	Oct. 14, 2013 RUB
Restricted cash in guarantee and pledge accounts	$ 4.6	RUB 335	RUB 304
Other restricted cash	0.2	12
Restricted cash, non-current
Non current restricted cash	7.3	533	932
Other restricted cash	0.3	23	25
Auto Ru
Amount paid to escrow account	7.0	510		$ 14.0	RUB 504
Restricted cash, non-current
Non current restricted cash	$ 7.0	RUB 510	788
KitLocate Ltd
Amount paid to escrow account			92			$ 3.9	RUB 142
Restricted cash, non-current
Non current restricted cash			119
KinoPoisk
Amount paid to escrow account			RUB 169					$ 3.0	RUB 97